Biological Assets - Summary of Change in Carrying Value of Biological Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes In Biological Assets [Abstract]
Balance, beginning of year	$ 3,531	$ 14,309
Increase in biological assets due to capitalized costs	25,880	39,957
Net change in fair value of biological assets	4,708	6,496
Transferred to inventory upon harvest	(29,709)	(54,388)
Disposition of Bridge Farm (note 6)	0	(2,831)
Foreign currency translation	0	(12)
Balance, end of year	$ 4,410	$ 3,531